Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of reconciliation of income tax (expenses)benefits
The income tax expenses of the Group during the years ended December 31, 2020, 2021 and 2022 are analyzed as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	1,474	5,318	9,423
Deferred income tax	—	—	438

Total income tax expense	1,474	5,318	9,861

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	(76,423)	(255,144)	(5,627,504)
Tax calculated at statutory income tax rate of 25% in mainland China	(19,106)	(63,786)	(1,406,876)
Tax effects of:
Effect of differing tax rates in different jurisdictions	—	—	1,272,471
Expenses not deductible for income tax purposes	469	1,069	137,862
Effect of tax loss not recognised	20,111	68,035	37,283
Utilization of tax loss previously not recognized	—	—	(30,879)

	1,474	5,318	9,861